Provision for Employee Benefits (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Provision for Employee Benefits (Details) [Line Items]
Weighted average discount rate	3.31%
Weighted average remaining time to retire	10 years 11 months 8 days
Salary increase rate percentage	1.50%
Annual disability rate	5.00%
Percentage of variation	1.00%
Male and Female TMO 2017 [Member]
Provision for Employee Benefits (Details) [Line Items]
Annual disability rate		5.00%
Discount rate [Member]
Provision for Employee Benefits (Details) [Line Items]
Weighted average discount rate	2.63%
Weighted average remaining time to retire	16 years 4 months 24 days
Salary increase rate percentage	1.50%
Variation rate	1.00%